Off-balance Sheet Commitments - Schedule of Off-balance Sheet Commitments (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Total commitments	$ 3,249	$ 1,244
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	75	67
IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	3,174	1,177
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,185	355
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	75	67
Less than One Year [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,110	288
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,064	889
1-3 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
1-3 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,064	889
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
3-5 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
3-5 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0	$ 0